Certain relationships and related party transactions - Summary of Balances Arising from Transactions with Related Parties (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Balances Arising From Transactions With Related Parties [Abstract]
Accounts receivable	$ 0.1	$ 4.3
Due from affiliates	0.0	117.1
Accounts payable	0.6	0.4
Accrued expenses	0.0	0.5
Due to affiliates	$ 0.0	$ 22.7